Statutory Financial Information	12 Months Ended
Dec. 31, 2011
Statutory Financial Information
Statutory Financial Information

16.  Statutory Financial Information

       Allstate's domestic property-liability and life insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

       All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

       Statutory net income and capital and surplus of Allstate's domestic insurance subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities are as follows:

	Net income			Capital and surplus
($ in millions)
	2011	2010	2009	2011	2010
Amounts by major business type:
Property-Liability (1)	$213	$1,064	$1,318	$11,992	$12,185
Allstate Financial	(42)	(430)	(911)	3,600	3,454

Amount per statutory accounting practices	$171	$634	$407	$15,592	$15,639

(1)
The Property-Liability statutory capital and surplus balances exclude wholly-owned subsidiaries included in the Allstate Financial segment.

       There were no permitted practices utilized as of December 31, 2011 or 2010.

Dividends

       The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company, receipt of dividends from AIC and other relevant factors. The payment of shareholder dividends by AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. AIC paid dividends of $838 million in 2011, which was less than the maximum amount allowed under Illinois insurance law without the prior approval of the Illinois Department of Insurance ("IL DOI") based on 2010 formula amounts. The maximum amount of dividends AIC will be able to pay without prior IL DOI approval at a given point in time during 2012 is $1.51 billion, less dividends paid during the preceding twelve months measured at that point in time.

       Notification and approval of intercompany lending activities is also required by the IL DOI for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.